ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

		Later of
	Place of	incorporation/	Percentage of
Name of Subsidiary	establishment	acquisition date	legal ownership
			%
Nanjing Camelot Information Systems Engineering Co. Ltd. (“NCIS”)	People’s Republic of China (“PRC” or “China”)	January 18, 2000	100
Beijing Camelot Technology Co., Ltd. (“Camelot Beijing”)	PRC	March 12, 2001	100
Beijing Heng En Technology Co., Ltd. (“Beijing Heng En”)	PRC	December 31, 2002	100
Shanghai Camelot Software Co., Ltd. (“Shanghai Camelot”)	PRC	September 30, 2004	100
Dalian Yuandong Digital Co., Ltd. (“Dalian Yuandong”)	PRC	January 1, 2006	100
Bayshore Consulting & Services Co., Ltd. (“Bayshore”)	PRC	January 1, 2006	100
Triumph Consulting & Services Co., Ltd. (“Triumph”)	BVI	January 1, 2006	100
Konwell Technologies Ltd. (“Konwell”)	BVI	January 1, 2006	100
Beijing Faceita Information System Ltd. (“Faceita”)	PRC	January 1, 2006	100
Asialink Information Technologies (Shanghai) Co., Ltd. (“Asialink”)	PRC	January 1, 2006	100
Kings Consulting Services Limited (“King’s”)	Hong Kong	January 1, 2006	100
Taiwan Camelot Information Inc. (“Taiwan Camelot”)	Taiwan	September 28, 2006	100
Hwawei Digital Financial Technologies Co., Ltd. (“Hwawei”)	Taiwan	January 1, 2007	100
Jiaxing Camelot Software Co., Limited (“Jiaxing Camelot”)	PRC	July 17, 2007	100
Beijing Red River Valley Information Technology Co., Ltd. (“Red River Valley”)	PRC	February 1, 2008	100
Beijing Yinfeng Technology Development Co., Ltd. (“Yinfeng”)	PRC	April 1, 2008	100
VLife Technology Co., Ltd. (“VLife”)	Taiwan	April 7, 2008	100
VLife Technology (Shang Hai) Co., Ltd. (“Weisong”)	PRC	April 7, 2008	100
VLife International Corp. Ltd. (“Samoa”)	Samoa	April 7, 2008	100
Shanghai Camelot Information Technology Co., Ltd (“SCIT”)	PRC	May 8, 2008	100
Harmonation Inc. (“Harmonation”)	Taiwan	July 7, 2008	85.47
Camelot Information Technology. Co., Ltd. (“Huaqiao”)	PRC	June 29, 2009	100
Kunshan Kesuo Information Consulting Co., Ltd. (“Kunshan”)	PRC	August 13, 2009	100
Zhuhai Agree Technology Co., Ltd. (“Agree Zhuhai”)	PRC	July 1, 2009	100
Beijing Agree Technology Development Co., Ltd. (“Agree Beijing”)	PRC	July 1, 2009	100
Shanghai Agree Technology Development Co., Ltd. (“Agree Shanghai”)	PRC	July 1, 2009	100
Beijing Tansun Software Technology Co., Ltd. (“Tansun Beijing”)	PRC	December 30, 2009	100
Xiamen Rella Software Technology Development Co., Ltd. (“Xiamen Rella”)	PRC	December 30, 2009	100
Kunshan Asialink Information Technology Co., Ltd. (“Asialink Kunshan”)	PRC	March 22, 2010	100
Dimension Information Technology Co., Ltd. (“Dimension”)¹	PRC	January 1, 2011	65
Camelot Information Technology Consulting (Wuxi) Co., Ltd (“Wuxi”)²	PRC	July 14, 2011	55
Camelot Financial Information Technology Services Co., Ltd (“CFITS”)	PRC	December 19, 2011	100
Wuhan Steel Camelot Information Systems Co., Ltd. (“Camelot Wuhan”)³	PRC	July 30, 2012	50
Entoh Digital Co., Ltd. (“DL-JP”)	Japan	January 1, 2006	100

Note:

1.              In November 2012, the Group transferred 35% equity ownership of Dimension to Dimension’s original selling shareholders who are also the current employees of the Group in exchange for 1,152,352 ordinary shares of the Company, which were issued to the original selling shareholders as part of the consideration for the acquisition of Dimension by the Group on January 1, 2011 (See Notes 3 and 19). After the completion of this transaction, the Group continues to retain control over Dimension and consequently the Group continues to consolidate Dimension as a subsidiary.

2.              As of January 1, 2012, a non-controlling shareholder injected an intangible asset to Wuxi to acquire 45% equity interest of the company; the injected intangible asset is booked at its fair value which was determined by the Company with the assistance from American Appraisal, an independent valuation firm.

3.              In July 2012, the Company formed Camelot Wuhan with Wuhan Iron and Steel Engineering Technologies Group Co., Ltd. In 2013, the Company invested in that entity US $1,700 for a 50% equity interest. The entity is designed to create a platform upon which to develop and grow the IT application business for the iron and steel industry. Wuhan Camelot had no operations during the year ended December 31, 2012.